Financial assets and liabilities - Summary of Derivative Financial Instruments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total financial instruments		R$ (413,561)	R$ 329,124
Current assets		310,981	905,341
Non-current assets		1,956,127	2,893,987
Current liabilities		(1,909,404)	(2,504,117)
Non-current liabilities		(771,265)	(966,087)
Total		R$ (413,561)	329,124
CSAN3 [member]
Disclosure of detailed information about financial instruments [line items]
The contracted value of CSAN3 shares with total return swap (in shares)		80,085,312
Foreign exchange rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		R$ 325,418	1,453,896
Fair value		1,241	31,488
Foreign exchange rate derivatives [member] | Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[1]	(3,082)	1,042,896
Fair value	[1]	(3,498)	28,392
Foreign exchange rate derivatives [member] | FX option agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		328,500	411,000
Fair value		4,739	3,096
Foreign exchange and interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		42,186,727	38,896,740
Fair value		(167,778)	1,301,110
Foreign exchange and interest rate risk [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[2]	350,000	6,453,930
Fair value	[2]	14,965	(364,783)
Foreign exchange and interest rate risk [member] | Swap agreements (interest and FX) [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[3]	18,507,533	20,195,459
Fair value	[3]	(560,354)	1,912,553
Foreign exchange and interest rate risk [member] | Swap agreements (interest and inflation)
Disclosure of detailed information about financial instruments [line items]
Notional amount	[2]	23,329,194	12,247,351
Fair value	[2]	377,611	(246,660)
Share price risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		6,303,773	6,485,530
Fair value		(241,216)	(996,316)
Share price risk [member] | Swap agreements (TRS) [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[4]	709,561	1,817,821
Fair value	[4]	(360,530)	(1,073,657)
Share price risk [member] | Call Spread [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[5]	5,594,212	4,667,709
Fair value	[5]	119,314	77,341
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		8,610	21,174
Fair value		(5,808)	(7,158)
Commodity derivatives [member] | Forward contract - NDF
Disclosure of detailed information about financial instruments [line items]
Notional amount		8,610	21,174
Fair value		R$ (5,808)	R$ (7,158)

[1]	The Company and its subsidiaries maintain forward foreign exchange contracts and/or currency options to hedge revenues, expenses, and future commitments denominated in foreign currency.To manage interest rate risk, the Company entered into derivatives aimed at converting a portion of its fixed-rate debt denominated in reais to floating-rate indexation.
[2]	In interest and inflation swap transactions, the Company assumes a long position (asset) in IPCA plus a fixed interest rate, and a short position (liability) in a percentage of CDI.
[3]	The Company and subsidiary Rumo execute structured interest and currency swap transactions in which they assume a long position in U.S. dollars plus a fixed interest rate, and a short position in a percentage of CDI.
[4]	The Company maintains exposure to risks arising from variations in the share price of Cosan (ticker CSAN3). To mitigate these exposures, the Company has entered into TRS (Transfer of Share Price) transactions relating to 80,085,312 CSAN3 shares. On the active side, the Company receives the variation in the share price and the distributed dividends, and on the passive side, it pays CDI (Interbank Deposit Certificate) plus spread.
[5]	To mitigate exposure to price fluctuations of Vale S.A. ("Vale") shares, the Company contracted option derivatives.